Note 8 - Impairment of Assets and Assets Held for Sale	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of impairment of assets [text block]
8
.
Impairment of assets and assets held for sale

Subsequent to
March 31, 2018,
the Company entered into an agreement to sell the
14.5%
and
10%
equity interests in
two
North Carolina solar project investments to the majority investor at the fair market value of these projects. The proceeds of sale, net of transaction costs, are
$11.4
million. At
March 31, 2018
the Company’s investment in these investments totaled
$21.6
million and accordingly, an impairment of
$10.2
million was recorded and the remaining net realizable value of
$11.4
million reclassified to current assets as an asset held for sale. These investments were previously recorded as investments, as more fully disclosed in note
15.